FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Disclosure of detailed information about financial instruments

	Fair value	Fair value	Amortized	Total	Fair value
	through OCI	through P&L	cost		hierarchy
Financial Assets
Cash and cash equivalents	$—	$—	$47,692	$47,692	n/a
Marketable securities	264	—	—	264	Level 1
Trade receivables	—	—	2,061	2,061	Level 2
Restricted cash	—	—	4,663	4,663	n/a

Financial Liabilities
Trade payables and accrued liabilities	$—	$—	$38,050	$38,050	n/a
Borrowings	—	—	48,943	48,943	Level 2